Fee and commission expense (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fee and commission expense [Abstract]
Commissions assigned to third parties	[1]	R$ 2,364,119	R$ 1,975,379	R$ 1,620,812
Other fees and commissions		1,232,174	1,118,296	950,073
Total		R$ 3,596,293	R$ 3,093,675	R$ 2,570,885

[1]	Composed, mainly, by credit cards.